Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Digital asset mining revenue	$ 390,333,000	$ 397,796,000	$ 216,925,000
Total revenue	502,400,000	640,313,000	544,483,000
Total cost of revenue	378,941,000	631,913,000	305,621,000
Gross profit	123,459,000	8,400,000	238,862,000
Loss on legal settlement	0	0	(2,636,000)
Gain from sales of digital assets	3,893,000	44,298,000	4,814,000
Impairment of digital assets	(4,406,000)	(231,315,000)	(37,206,000)
Change in fair value of derivative instruments	(3,918,000)	0	0
Impairment of goodwill and other intangibles	0	(1,059,265,000)	0
Impairment of property, plant and equipment	0	(590,673,000)	0
Losses on exchange or disposal of property, plant and equipment	(1,956,000)	(28,025,000)	(118,000)
Operating expenses:
Research and development	7,184,000	26,962,000	7,674,000
Sales and marketing	7,019,000	12,731,000	4,062,000
General and administrative	93,908,000	213,280,000	60,486,000
Total operating expenses	108,111,000	252,973,000	72,222,000
Operating income (loss)	8,961,000	(2,109,553,000)	131,494,000
Non-operating expenses, net:
(Gain) loss on debt extinguishment	(20,065,000)	287,000	8,016,000
Interest expense, net	86,238,000	96,826,000	44,354,000
Fair value adjustment on convertible notes	0	186,853,000	16,047,000
Fair value adjustment on derivative warrant liabilities	0	(37,937,000)	0
Reorganization items, net	191,122,000	(197,405,000)	0
Other non-operating (income) expenses, net	(2,530,000)	5,232,000	2,000
Total non-operating expense, net	254,765,000	53,856,000	68,419,000
(Loss) income before income taxes	(245,804,000)	(2,163,409,000)	63,075,000
Income tax expense (benefit)	683,000	(17,091,000)	15,763,000
Net (loss) income	$ (246,487,000)	$ (2,146,318,000)	$ 47,312,000
Net (loss) income per share (Note 14):
Basic (in dollars per share)	$ (0.65)	$ (6.30)	$ 0.23
Diluted (in dollars per share)	$ (0.65)	$ (6.30)	$ 0.20
Weighted average shares outstanding:
Basic (in shares)	379,863	340,647	207,263
Diluted (in shares)	379,863	340,647	233,305
Hosting Service
Revenue:
Total cost of revenue	$ 87,245,000	$ 169,717,000	$ 77,678,000
Hosting Service | Nonrelated Party
Revenue:
Revenue from customers and related parties	102,005,000	130,234,000	62,350,000
Hosting Service | Related Party
Revenue:
Revenue from customers and related parties	10,062,000	29,454,000	16,973,000
Equipment Sales
Revenue:
Total cost of revenue	0	67,114,000	177,785,000
Equipment Sales | Nonrelated Party
Revenue:
Revenue from customers and related parties	0	11,391,000	138,376,000
Equipment Sales | Related Party
Revenue:
Revenue from customers and related parties	0	71,438,000	109,859,000
Digital asset mining revenue
Revenue:
Digital asset mining revenue	390,333,000	397,796,000	216,925,000
Total cost of revenue	$ 291,696,000	$ 395,082,000	$ 50,158,000